UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Paul J. Smith	Alan Goldberg
One State Farm Plaza	Stradley Ronon Stevens & Young
Bloomington, Illinois 61710-0001	191 North Wacker Dr., Suite 1601
Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2016

Date of reporting period: 05/31/2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

May 31, 2016

State Farm Associates' Funds Trust

SEMI-ANNUAL REPORT

To enroll in electronic delivery of mutual funds documents, log into your account at **statefarm.com®**, click on Profile and Preferences, and scroll down to Paperless Preferences. Follow the prompts to update your paperless options.

State Farm Growth Fund

State Farm Balanced Fund

State Farm Interim Fund

State Farm Municipal Bond Fund

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-800-447-0740) for a prospectus or summary prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge upon request at 1-800-447-0740 and at sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-0740.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

SEMI-ANNUAL REPORT

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, statements, and tax forms delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com or contacting the State Farm Mutual Funds Response Center at 1-800-447-0740 for assistance.

Compensation Deduction or Automatic Investment Plan (AIP)1

State Farm Mutual Funds allow you to make regular investments in a Fund with compensation deduction (agent/employee only) or an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin compensation deduction or an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for compensation deduction by going on the State Farm intranet or signing up for AIP by contacting the State Farm Mutual Funds Response Center at 1-800-447-0740 for assistance.

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products)

One State Farm Plaza

Bloomington, Illinois 61710-0001

1-800-447-0740

statefarm.com

1	Automatic investment plans do not assure a profit or protect against loss.

Message to Shareholders of State Farm Associates’ Funds Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended May 31, 2016, for the State Farm Associates’ Funds Trust. We encourage your review and consideration of this entire report.

State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals1. We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success2.

Market Review

During the 6-month period ended May 31, 2016, the equity and fixed income markets both experienced positive returns.

After reaching a period closing price high of 2,102.63 on December 1, 2015, U.S. equity markets (as represented by the S&P 500 Index3) made an uneven decline over the next couple of months. During this time, U.S. equity markets delivered their lowest December returns since 2002 and began January with the worst 10-day start in the S&P 500 Index’s history. After recording a period low of 1829.08 on February 11, 2016, U.S. equity markets reversed course, staging an upward, albeit irregular march through the remainder of February and into April, that saw the S&P 500 Index gain approximately 15%. Driven in part by stabilizing global economic conditions and a resurgence in oil prices, this recovery helped U.S. equity markets finish the period at 2,096.95.

The advance in the second half of the period offset the negative total returns realized in December, January and February, lifting the S&P 500 Index to a 1.9% total return, including dividends, for the 6-month period ended May 31, 2016.

1	Investing involves risk, including potential for loss.

2	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

3	Source: Standard & Poor’s. The S&P 500 Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

The market’s early-period declines and higher relative volatility came as investor fears reemerged, with plunging commodity prices and China’s slowing economic growth stoking speculation about a possible global recession. Also during this time period, U.S. corporate profits remained constrained as the relative strength of the U.S. dollar continued to provide a headwind for large-cap multi-national companies. Despite this challenging environment, the U.S. economy managed to post a 0.8% increase to gross domestic product (GDP) during the first quarter (January – March) — its first increase during that particular reporting period in three years — as encouraging data from the consumer spending, services and housing sectors helped offset a pullback in manufacturing. By mid-February, as some global growth concerns appeared to ease and supply-and-demand fundamentals began to change for crude oil, that commodity began its ascent from approximately $26/barrel in February to nearly $50/barrel by period’s end.

Central bank stimulus helped push U.S. and international equity markets higher in March, as the European Central Bank (ECB) announced, among other actions, that it would increase its asset purchases, while the Bank of Japan subsequently followed the ECB’s lead in moving toward a negative deposit rate. As the 6-month period progressed, more signs of stabilization appeared in the U.S. economy, including an unemployment rate that reached 4.7% in April, bettering February’s mark of 4.9%, which itself was the lowest level since 2007. As April neared its end, the current bull market rally — which began in March 2009 — entered its seventh year, making it the second longest bull market in history.

For the 6-month period ended May 31, 2016, U.S. bond markets extended their gains recorded during the previous 1-year period ended November 30, 2015. Among major fixed income indices, during the 6-month period the Barclays 1-5 year Treasury Index4 and the Barclays 7-year Municipal Bond Index5 posted total returns of 1.27% and 2.57%, respectively, as price increases added to bond coupon income. As the chart below shows, after beginning December at 2.21% and rising to a period high of 2.33% later that first week, 10-year U.S. Treasury yields declined from the end of December through early February, reaching a period low of 1.63% on February 11, 2016. Through the remainder of the period, 10-year U.S. Treasury yields made a series of up-and-down movements on changing views of inflation expectations before settling at 1.84% at period end6.

Meanwhile, 3-month U.S. Treasury yields began the period at 0.22%, which was an increase from the starting point a year prior and due, in part, to investors’ anticipation in the second half of 2015 that a Fed interest rate hike was imminent. Consequently, when the Fed did finally initiate a 0.25% rate increase in December, the immediate change in short-term yields was relatively muted. Through the remainder of the period, 3-month U.S. Treasury yields tracked between a low of 0.16% (December 31, 2015) and a high of 0.36% (March 2, 2016) before finishing the 6-month period at 0.34%.

4	Source: Barclays Inc. The Barclays 1-5 Year U.S. Treasury Index measures the performance of short-term U.S. Treasury Securities maturing within one to five years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

5	Source: Barclays Inc. The Barclays 7-year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities of six to eight years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

6	Source: The U.S. Department of the Treasury. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. A 10- year U.S. Treasury Note is a debt obligation issued by the U.S. Treasury with a maturity of 10 years and that pays interest every six months. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

Despite the tightening of monetary policy introduced by the Fed’s first interest rate increase since 2006, U.S. Treasury yields were kept in check throughout the period as economic uncertainty and equity market volatility drove investors into these securities early in 2016, and additional easy monetary policy measures implemented by foreign central banks continued to make Treasuries — as well as other U.S. fixed income instruments — relatively attractive investments through May 31, 2016.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of December 1, 2015 through November 30, 2016 in the State Farm Associates’ Funds Trust Annual Report.

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr. Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Growth Fund

Fund Composition*

(unaudited)

*	Illustrated by Industry and based on total net assets as of May 31, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 9 other industries, each of which represents less than 5% of total net assets.

State Farm Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of May 31, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Interim Fund

Fund Composition*

(unaudited)

*	Illustrated by Maturity and based on total investments as of May 31, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 3.66% allocation to the JPMorgan US Government Money Market Fund Agency Shares.

State Farm Municipal Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Maturity and based on total investments as of May 31, 2016. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 6.19% allocation to the JPMorgan Tax Free Money Market Fund Agency Shares.

Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table below.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Annualized Expense Ratio Based on the Period December 1, 2015 to May 31, 2016	Expenses Paid During Period December 1, 2015 to May 31, 2016*
State Farm Growth Fund
Actual	$1,000.00	$1,046.77	0.12%	$0.61
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	0.12%	$0.61

State Farm Balanced Fund
Actual	$1,000.00	$1,033.01	0.13%	$0.66
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	0.13%	$0.66

State Farm Interim Fund
Actual	$1,000.00	$1,009.83	0.16%	$0.80
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.16%	$0.81

State Farm Municipal Bond Fund
Actual	$1,000.00	$1,023.13	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.15%	$0.76

*	Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (97.99%)
Agriculture, Foods, & Beverage (12.00%)
Archer-Daniels-Midland Co.	3,477,500	$148,732,675
Coca-Cola Co., The	2,054,600	91,635,160
Kellogg Co.	930,000	69,164,100
McCormick & Company Inc.	428,600	41,604,202
Nestle SA ADR	1,175,800	86,891,620
PepsiCo Inc.	641,400	64,890,438

		502,918,195

Banks (5.28%)
M&T Bank Corp.	213,400	25,501,300
Northern Trust Corp.	422,700	31,322,070
U.S. Bancorp	710,821	30,437,355
Wells Fargo & Co.	2,643,100	134,058,032

		221,318,757

Building Materials & Construction (2.89%)
Vulcan Materials Co.	1,039,200	121,326,600

Chemicals (5.21%)
Air Products & Chemicals Inc.	830,000	118,391,200
Croda International PLC	24,910	1,060,756
E.I. du Pont de Nemours & Co.	229,200	14,991,972
International Flavors & Fragrances Inc.	525,000	67,725,000
Novozymes A/S B Shares	344,484	16,394,641

		218,563,569

Computer Software & Services (2.91%)
Alphabet Inc. Class A (a)	112,635	84,346,720
Alphabet Inc. Class C (a)	5,916	4,352,520
Automatic Data Processing Inc.	109,900	9,653,616
CDK Global Inc.	36,633	2,025,805
Facebook Inc. Class A (a)	82,675	9,822,617
SAP SE	144,800	11,759,465

		121,960,743

Computers (5.19%)
Apple Inc.	1,287,217	128,541,490
International Business Machines Corp.	580,000	89,169,200

		217,710,690

Consumer & Marketing (6.61%)
AptarGroup Inc.	677,405	52,336,310
Colgate-Palmolive Co.	872,600	61,439,766
Procter & Gamble Co., The	1,765,155	143,048,160
Unilever NV New York Shares	451,152	20,193,564

		277,017,800

Electronic/Electrical Manufacturing (4.96%)
Emerson Electric Co.	729,400	37,943,388
General Electric Co.	3,744,419	113,193,786
Keysight Technolgies Inc. (a)	274,035	8,393,692
Linear Technology Corp.	1,023,400	48,427,288

		207,958,154

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.82%)
Berkshire Hathaway Inc. Class A (a)	162	$34,294,590
Berkshire Hathaway Inc. Class B (a)	143	20,097

		34,314,687

Health Care (15.99%)
Abbott Laboratories	847,500	33,586,425
AbbVie Inc.	847,500	53,333,175
Agilent Technologies Inc.	548,071	25,150,978
Amgen Inc.	159,250	25,153,538
Celgene Corp. (a)	61,800	6,521,136
Eli Lilly and Co.	997,000	74,804,910
Johnson & Johnson	2,481,600	279,651,504
Merck & Co. Inc.	296,750	16,695,155
Novo Nordisk A/S Sponsored ADR	357,416	20,029,593
Pfizer Inc.	2,239,031	77,694,376
Roche Holding AG Sponsored ADR	732,281	24,077,399
Zoetis Inc.	705,696	33,464,104

		670,162,293

Machinery & Manufacturing (9.07%)
3M Co.	564,000	94,932,480
ASML Holding NV NY Reg. Shares	364,933	36,486,001
Caterpillar Inc.	1,162,621	84,301,649
Deere & Co.	42,900	3,530,241
Donaldson Company Inc.	765,513	25,652,341
HNI Corp.	1,439,200	66,303,944
Illinois Tool Works Inc.	652,500	69,184,575

		380,391,231

Media & Broadcasting (6.46%)
Walt Disney Co., The	2,728,640	270,735,661

Mining & Metals (1.83%)
BHP Billiton PLC	941,859	11,227,272
Nucor Corp.	531,200	25,768,512
Rio Tinto PLC	476,280	13,400,219
Rio Tinto PLC ADR	907,200	25,437,888
South32 Ltd. (a)	941,859	1,040,194

		76,874,085

Oil & Gas (11.44%)
Chevron Corp.	1,060,000	107,060,000
Devon Energy Corp.	212,204	7,658,442
Dril-Quip Inc. (a)	16,100	982,583
Exxon Mobil Corp.	2,615,200	232,805,104
Imperial Oil Ltd.	25,300	805,299
Noble Energy Inc.	89,300	3,192,475
Royal Dutch Shell PLC ADR Class A	456,900	22,155,081
Royal Dutch Shell PLC Class B	2,037,807	49,010,648
Schlumberger Ltd.	564,642	43,082,185
Spectra Energy Corp.	399,950	12,742,407

		479,494,224

See accompanying notes to financial statements.	7

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (2.26%)
Wal-Mart Stores Inc.	1,339,100	$94,781,498

Telecom & Telecom Equipment (3.40%)
AT&T Inc.	2,140,534	83,801,906
Corning Inc.	1,284,600	26,835,294
Verizon Communications Inc.	624,900	31,807,410

		142,444,610

Transportation (1.10%)
GATX Corp.	190,700	8,747,409
Union Pacific Corp.	442,075	37,218,294

		45,965,703

Utilities & Energy (0.57%)
Duke Energy Corp.	306,966	24,013,950

Total Common Stocks
(cost $1,575,898,385)		4,107,952,450

Short-term Investments (1.62%)
JPMorgan U.S. Government Money Market Fund Agency Shares	67,839,801	67,839,801

Total Short-term Investments
(cost $67,839,801)		67,839,801

TOTAL INVESTMENTS (99.61%)
(cost $1,643,738,186)		4,175,792,251
OTHER ASSETS, NET OF LIABILITIES (0.39%)		16,186,744

NET ASSETS (100.00%)		$4,191,978,995

(a)	Non-income producing security.

ADR – American Depositary Receipt

8	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

May 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (60.06%)
Agriculture, Foods, & Beverage (6.82%)
Archer-Daniels-Midland Co.	940,561	$40,227,794
Campbell Soup Co.	26,000	1,574,820
Coca-Cola Co., The	410,000	18,286,000
Kellogg Co.	310,000	23,054,700
Nestle SA ADR	319,174	23,586,959
PepsiCo Inc.	110,100	11,138,817

		117,869,090

Banks (3.59%)
M&T Bank Corp.	58,300	6,966,850
Northern Trust Corp.	104,700	7,758,270
U.S. Bancorp	218,145	9,340,969
Wells Fargo & Co.	747,600	37,918,272

		61,984,361

Building Materials & Construction (1.08%)
Vulcan Materials Co.	160,200	18,703,350
Chemicals (3.84%)
Air Products & Chemicals Inc.	230,000	32,807,200
Dow Chemical Co., The	69,000	3,543,840
E.I. du Pont de Nemours & Co.	132,105	8,640,988
International Flavors & Fragrances Inc.	120,000	15,480,000
Novozymes A/S B Shares	124,350	5,918,050

		66,390,078

Computer Software & Services (2.62%)
Alphabet Inc. Class A (a)	36,687	27,473,060
Alphabet Inc. Class C (a)	3,559	2,618,427
Automatic Data Processing Inc.	47,400	4,163,616
CDK Global Inc.	15,800	873,740
Facebook Inc. Class A (a)	49,575	5,890,006
SAP SE	52,800	4,287,982

		45,306,831

Computers (3.19%)
Apple Inc.	318,176	31,773,055
International Business Machines Corp.	152,100	23,383,854

		55,156,909

Consumer & Marketing (3.88%)
AptarGroup Inc.	134,100	10,360,566
Colgate-Palmolive Co.	80,000	5,632,800
Procter & Gamble Co., The	477,700	38,712,808
Unilever NV New York Shares	276,106	12,358,505

		67,064,679

Electronic/Electrical Manufacturing (2.18%)
Emerson Electric Co.	98,600	5,129,172
General Electric Co.	796,300	24,072,149
Keysight Technolgies Inc. (a)	71,893	2,202,083
Linear Technology Corp.	130,100	6,156,332

		37,559,736

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.42%)
Berkshire Hathaway Inc. Class A (a)	34	$7,197,630
Berkshire Hathaway Inc. Class B (a)	533	74,908

		7,272,538

Health Care (8.72%)
Abbott Laboratories	146,675	5,812,730
AbbVie Inc.	92,000	5,789,560
Agilent Technologies Inc.	143,787	6,598,385
Amgen Inc.	70,750	11,174,962
Eli Lilly and Co.	212,000	15,906,360
Johnson & Johnson	417,700	47,070,613
Medtronic PLC	21,600	1,738,368
Merck & Co. Inc.	103,200	5,806,032
Novo Nordisk A/S Sponsored ADR	153,404	8,596,760
Pfizer Inc.	728,140	25,266,458
Roche Holding AG Sponsored ADR	179,815	5,912,317
Zoetis Inc.	229,495	10,882,653

		150,555,198

Machinery & Manufacturing (4.91%)
3M Co.	124,600	20,972,672
ASML Holding NV NY Reg. Shares	82,440	8,242,351
Caterpillar Inc.	262,400	19,026,624
Deere & Co.	72,202	5,941,503
Donaldson Company Inc.	279,017	9,349,860
HNI Corp.	160,000	7,371,200
Illinois Tool Works Inc.	130,600	13,847,518

		84,751,728

Media & Broadcasting (6.13%)
Lee Enterprises Inc. (a)	84,000	163,800
Walt Disney Co., The	1,065,995	105,768,024

		105,931,824

Mining & Metals (2.14%)
BHP Billiton PLC	169,900	2,025,264
Newmont Mining Corp.	29,200	946,372
Nucor Corp.	436,800	21,189,168
Rio Tinto PLC	153,825	4,327,893
Rio Tinto PLC ADR	293,000	8,215,720
South32 Ltd. (a)	169,900	187,638

		36,892,055

Oil & Gas (6.44%)
Chevron Corp.	288,000	29,088,000
Devon Energy Corp.	76,170	2,748,975
Exxon Mobil Corp.	512,400	45,613,848
Noble Energy Inc.	39,800	1,422,850
Royal Dutch Shell PLC ADR Class A	216,400	10,493,236
Royal Dutch Shell PLC Class B	163,579	3,934,187
Schlumberger Ltd.	201,727	15,391,770
Spectra Energy Corp.	79,650	2,537,649

		111,230,515

See accompanying notes to financial statements.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (1.13%)
Wal-Mart Stores Inc.	276,700	$19,584,826

Telecom & Telecom Equipment (1.99%)
AT&T Inc.	533,359	20,881,005
Corning Inc.	372,300	7,777,347
Verizon Communications Inc.	112,490	5,725,741

		34,384,093

Transportation (0.65%)
GATX Corp.	68,200	3,128,334
Union Pacific Corp.	95,035	8,000,997

		11,129,331

Utilities & Energy (0.33%)
Duke Energy Corp.	72,333	5,658,611

Total Common Stocks
(cost $415,972,856)		1,037,425,753

	Principal amount	Value
Corporate Bonds (22.82%)
Aerospace/Defense (0.63%)
Precision Castparts Corp.
2.250%, 06/15/2020	$1,000,000	$1,018,954
Rolls-Royce PLC (b)
2.375%, 10/14/2020	1,000,000	1,012,479
Lockheed Martin Corp.
3.350%, 09/15/2021	1,000,000	1,054,596
Boeing Co.
2.350%, 10/30/2021	1,000,000	1,025,141
2.850%, 10/30/2024	1,000,000	1,044,094
Raytheon Co.
3.150%, 12/15/2024	1,000,000	1,053,392
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	1,013,144
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,053,820
Rolls-Royce PLC (b)
3.625%, 10/14/2025	1,000,000	1,037,521
Lockheed Martin Corp.
3.550%, 01/15/2026	1,000,000	1,061,719
Boeing Co.
2.250%, 06/15/2026	500,000	489,550

		10,864,410

Agriculture, Foods, & Beverage (1.59%)
Hershey Co.
5.450%, 09/01/2016	500,000	505,998
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,058,913
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,060,304
PepsiCo Inc.
5.000%, 06/01/2018	1,000,000	1,075,055

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Coca-Cola Co., The
2.450%, 11/01/2020	$1,000,000	$1,036,012
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,174,900
PepsiCo Inc.
2.750%, 03/05/2022	1,000,000	1,034,230
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	1,029,302
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,027,722
Sysco Corp.
2.600%, 06/12/2022	1,000,000	998,344
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	1,002,682
Kellogg Co.
2.750%, 03/01/2023	1,000,000	1,002,467
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	1,031,265
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	2,045,212
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,336,529
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,085,935
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,065,633
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,083,858
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	1,054,891
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,074,460
Hershey Co.
3.200%, 08/21/2025	1,000,000	1,048,976
Coca-Cola Co., The
2.875%, 10/27/2025	1,000,000	1,033,554
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	1,023,719
Coca-Cola Co., The
2.550%, 06/01/2026	500,000	501,169
Sysco Corp.
3.300%, 07/15/2026	1,000,000	1,015,786

		27,406,916

Automotive (0.60%)
American Honda Finance Corp.
2.125%, 10/10/2018	500,000	508,714
Toyota Motor Credit Corp.
2.000%, 10/24/2018	1,000,000	1,014,176
2.100%, 01/17/2019	500,000	509,032
Daimler Finance NA LLC (b)
2.250%, 03/02/2020	500,000	503,284
American Honda Finance Corp.
2.450%, 09/24/2020	1,000,000	1,026,881

10	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
Johnson Controls Inc.
4.250%, 03/01/2021	$2,000,000	$2,122,666
BMW US Capital LLC (b)
2.000%, 04/11/2021	1,000,000	995,341
Toyota Motor Credit Corp.
2.750%, 05/17/2021	1,000,000	1,037,010
3.300%, 01/12/2022	1,000,000	1,064,843
2.625%, 01/10/2023	1,000,000	1,020,747
BMW US Capital LLC (b)
2.800%, 04/11/2026	500,000	500,305

		10,302,999

Banks (1.09%)
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,001,661
5.300%, 03/15/2017	500,000	515,316
Wachovia Corp.
5.750%, 06/15/2017	750,000	783,991
Wachovia Bank NA
6.000%, 11/15/2017	500,000	532,499
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	531,483
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,013,987
U.S. Bancorp
1.950%, 11/15/2018	1,000,000	1,016,273
Wells Fargo & Co.
2.150%, 01/15/2019	500,000	506,816
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,014,864
State Street Corp.
2.550%, 08/18/2020	1,000,000	1,026,554
PNC Bank NA
2.450%, 11/05/2020	500,000	508,230
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,032,097
Toronto-Dominion Bank
2.125%, 04/07/2021	1,000,000	1,002,034
PNC Bank NA
2.150%, 04/29/2021	1,000,000	1,002,828
U.S. Bancorp
3.000%, 03/15/2022	1,000,000	1,045,851
3.700%, 01/30/2024	500,000	542,388
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,074,212
State Street Corp.
3.300%, 12/16/2024	1,000,000	1,051,543
PNC Bank NA
3.250%, 06/01/2025	500,000	518,328
State Street Corp.
3.550%, 08/18/2025	500,000	535,274
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	1,000,789

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of New York Mellon Corp.
2.800%, 05/04/2026	$500,000	$501,286
State Street Corp.
2.650%, 05/19/2026	1,000,000	993,457

		18,751,761

Chemicals (0.45%)
Monsanto Co.
1.850%, 11/15/2018	500,000	501,078
Praxair Inc.
2.450%, 02/15/2022	2,000,000	2,036,594
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,254,228
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	1,004,005
Praxair Inc.
2.700%, 02/21/2023	1,000,000	1,021,733
Monsanto Co.
2.850%, 04/15/2025	1,000,000	963,050
Praxair Inc.
3.200%, 01/30/2026	1,000,000	1,060,617

		7,841,305

Commercial Service/Supply (0.15%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	524,200
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,108,840

		2,633,040

Computer Software & Services (0.99%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,028,309
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	514,758
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,221,044
2.125%, 11/15/2022	2,000,000	2,004,164
Intel Corp.
2.700%, 12/15/2022	2,000,000	2,066,756
Microsoft Corp.
2.375%, 05/01/2023	1,000,000	1,008,765
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	2,985,690
Oracle Corp.
3.625%, 07/15/2023	1,000,000	1,081,187
Alphabet Inc.
3.375%, 02/25/2024	1,000,000	1,077,013
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,093,041
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,068,859

See accompanying notes to financial statements.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Intel Corp.
2.600%, 05/19/2026	$1,000,000	$994,548

		17,144,134

Computers (0.35%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,059,191
1.875%, 05/15/2019	3,000,000	3,042,927
1.625%, 05/15/2020	2,000,000	2,000,482

		6,102,600

Consumer & Marketing (1.24%)
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,588,980
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	1,023,827
Kimberly-Clark Corp.
1.900%, 05/22/2019	500,000	508,648
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,312,180
Estee Lauder Companies Inc., The
1.700%, 05/10/2021	500,000	497,428
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,023,674
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	2,050,100
1.950%, 02/01/2023	1,000,000	996,711
2.100%, 05/01/2023	2,000,000	2,001,366
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,510,822
Kimberly-Clark Corp.
2.400%, 06/01/2023	1,000,000	1,025,599
Procter & Gamble Co., The
3.100%, 08/15/2023	2,000,000	2,136,284
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	1,070,100
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	1,050,437
Procter & Gamble Co., The
2.700%, 02/02/2026	500,000	518,424
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	1,019,450

		21,334,030

Electronic/Electrical Manufacturing (0.48%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,052,769
5.250%, 10/15/2018	500,000	545,100
2.625%, 12/01/2021	1,000,000	1,035,172
Siemens Financieringsmaatschappij NV (b)
2.900%, 05/27/2022	500,000	519,212
General Electric Co.
2.700%, 10/09/2022	1,000,000	1,031,287

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Emerson Electric Co.
2.625%, 02/15/2023	$1,000,000	$1,013,015
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,067,969
Siemens Financieringsmaatschappij NV (b)
3.250%, 05/27/2025	1,000,000	1,054,539
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,035,633

		8,354,696

Financial Services (0.64%)
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	500,684
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	528,578
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,587,616
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	542,281
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,098,937
General Electric Capital Corp.
3.150%, 09/07/2022	287,000	302,619
Visa Inc.
2.800%, 12/14/2022	1,000,000	1,035,236
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,026,563
3.625%, 05/13/2024	500,000	524,313
3.125%, 01/23/2025	1,000,000	1,008,603
GE Capital International Funding Co. (b)
3.373%, 11/15/2025	747,000	793,363
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,036,274
JPMorgan Chase & Co.
3.300%, 04/01/2026	1,000,000	1,014,194

		10,999,261

Health Care (2.44%)
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,045,676
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,055,097
AstraZeneca PLC
5.900%, 09/15/2017	750,000	794,325
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,085,611
Eli Lilly and Co.
1.950%, 03/15/2019	1,000,000	1,019,841
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	1,017,942
Amgen Inc.
2.200%, 05/22/2019	1,000,000	1,014,037
AstraZeneca PLC
1.950%, 09/18/2019	500,000	505,311

12	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Becton Dickinson & Co.
3.125%, 11/08/2021	$1,000,000	$1,033,986
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	1,005,715
Medtronic Inc.
3.125%, 03/15/2022	2,000,000	2,099,058
EMD Finance LLC (b)
2.950%, 03/19/2022	1,000,000	1,012,750
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,496,682
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	1,012,326
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	2,036,384
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,028,997
Merck & Co. Inc.
2.800%, 05/18/2023	3,000,000	3,088,377
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	2,092,722
Johnson & Johnson
3.375%, 12/05/2023	1,500,000	1,637,128
Medtronic Inc.
3.625%, 03/15/2024	1,000,000	1,072,459
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,598,721
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,067,426
Stryker Corp.
3.375%, 05/15/2024	1,000,000	1,039,801
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,048,999
Bayer U.S. Finance LLC (b)
3.375%, 10/08/2024	1,000,000	1,024,196
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	997,605
EMD Finance LLC (b)
3.250%, 03/19/2025	1,000,000	1,004,788
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	1,033,751
Roche Holdings Inc. (b)
3.000%, 11/10/2025	2,000,000	2,070,412
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	1,028,980
Novartis Capital Corp.
3.000%, 11/20/2025	1,000,000	1,033,874
Johnson & Johnson
2.450%, 03/01/2026	500,000	498,689
Stryker Corp.
3.500%, 03/15/2026	1,000,000	1,038,446
Roche Holdings Inc. (b)
2.625%, 05/15/2026	500,000	502,065
Pfizer Inc.
2.750%, 06/03/2026	1,000,000	1,001,210

		42,143,387

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (1.81%)
Eaton Corp.
5.300%, 03/15/2017	$1,500,000	$1,548,165
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,039,345
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,047,038
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,596,180
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,072,206
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,072,496
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,077,428
3M Co.
1.625%, 06/15/2019	2,000,000	2,022,568
Danaher Corp.
2.400%, 09/15/2020	500,000	515,582
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	517,690
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,184,516
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	1,027,032
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	1,033,391
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,048,930
Deere & Co.
2.600%, 06/08/2022	2,000,000	2,026,778
Covidien International
3.200%, 06/15/2022	2,000,000	2,102,150
3M Co.
2.000%, 06/26/2022	1,500,000	1,513,664
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	1,006,974
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	1,009,897
Honeywell International Inc.
3.350%, 12/01/2023	1,000,000	1,067,404
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,057,088
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,576,059
3M Co.
3.000%, 08/07/2025	2,000,000	2,126,366
Dover Corp.
3.150%, 11/15/2025	1,000,000	1,034,494

		31,323,441

Media & Broadcasting (0.42%)
Walt Disney Co., The
6.000%, 07/17/2017	1,000,000	1,055,805
1.850%, 05/30/2019	2,000,000	2,031,812

See accompanying notes to financial statements.	13

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Comcast Corp.
3.125%, 07/15/2022	$2,000,000	$2,100,788
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	999,720
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,073,772

		7,261,897

Mining & Metals (0.48%)
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	516,518
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	500,000	503,450
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,406,690
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	500,000	519,084
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,032,911
Alcoa Inc.
5.870%, 02/23/2022	756,000	776,790
Rio Tinto Finance USA PLC
2.875%, 08/21/2022	1,000,000	984,525
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	522,236
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	996,670

		8,258,874

Oil & Gas (2.09%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	508,062
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,033,869
Total Capital International SA
1.550%, 06/28/2017	1,500,000	1,505,796
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,033,773
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,057,086
Shell International Finance
1.900%, 08/10/2018	1,000,000	1,010,304
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,013,686
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,270,378
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,227,001
Exxon Mobil Corp.
1.819%, 03/15/2019	1,000,000	1,012,030
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,079,611
Total Capital International SA
2.750%, 06/19/2021	1,000,000	1,024,403
Exxon Mobil Corp.
2.397%, 03/06/2022	1,000,000	1,011,501

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Trans-Canada Pipelines
2.500%, 08/01/2022	$2,000,000	$1,940,120
Shell International Finance
2.375%, 08/21/2022	1,000,000	1,007,508
Chevron Corp.
2.355%, 12/05/2022	1,000,000	991,758
Total Capital International SA
2.700%, 01/25/2023	1,000,000	998,667
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,986,216
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,039,551
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	500,811
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,053,830
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,095,350
2.709%, 03/06/2025	1,000,000	1,011,152
Shell International Finance
3.250%, 05/11/2025	1,000,000	1,024,384
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	512,967
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,038,815
Trans-Canada Pipelines
4.875%, 01/15/2026	1,000,000	1,097,126
Exxon Mobil Corp.
3.043%, 03/01/2026	1,000,000	1,030,862
Shell International Finance
2.875%, 05/10/2026	1,000,000	989,016

		36,105,633

Retailers (1.69%)
Target Corp.
5.875%, 07/15/2016	1,300,000	1,307,940
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,016,712
Target Corp.
6.000%, 01/15/2018	500,000	538,742
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,080,396
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,069,490
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,023,089
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,016,535
Target Corp.
2.300%, 06/26/2019	1,000,000	1,028,629
Wal-Mart Stores Inc.
4.250%, 04/15/2021	2,000,000	2,228,940
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,136,394
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	1,036,035

14	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
McDonald’s Corp.
2.625%, 01/15/2022	$1,000,000	$1,021,018
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,051,988
Home Depot Inc.
2.625%, 06/01/2022	500,000	514,056
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	1,055,231
Home Depot Inc.
2.700%, 04/01/2023	2,000,000	2,056,554
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	1,023,537
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,083,709
Wal-Mart Stores Inc.
3.300%, 04/22/2024	500,000	537,764
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	1,048,702
Target Corp.
3.500%, 07/01/2024	1,000,000	1,090,478
Home Depot Inc.
3.350%, 09/15/2025	1,000,000	1,067,777
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,061,679
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	1,034,803
Lowe’s Companies Inc.
2.500%, 04/15/2026	1,000,000	987,703
Target Corp.
2.500%, 04/15/2026	1,000,000	992,933

		29,110,834

Telecom & Telecom Equipment (0.83%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,015,907
2.300%, 03/11/2019	1,000,000	1,013,909
Verizon Communications Inc.
4.500%, 09/15/2020	1,000,000	1,097,346
3.450%, 03/15/2021	1,000,000	1,058,285
AT&T Inc.
3.000%, 02/15/2022	3,000,000	3,015,159
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	978,596
Verizon Communications Inc.
2.450%, 11/01/2022	2,000,000	1,984,842
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	989,450
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,102,852
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,081,882
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	548,786
2.950%, 02/28/2026	500,000	520,188

		14,407,202

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (0.72%)
United Parcel Service Inc.
5.500%, 01/15/2018	$1,000,000	$1,070,514
Union Pacific Corp.
2.250%, 02/15/2019	1,000,000	1,019,877
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	523,147
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	2,040,992
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,562,544
Union Pacific Corp.
2.750%, 04/15/2023	1,000,000	1,029,170
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,072,081
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,089,436
Union Pacific Corp.
3.250%, 08/15/2025	500,000	533,798
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	2,060,570
Norfolk Southern Corp.
2.900%, 06/15/2026	500,000	498,875

		12,501,004

Utilities & Energy (4.13%)
Consolidated Edison Co. of New York
5.300%, 12/01/2016	1,000,000	1,021,843
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,043,787
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	524,624
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,588,368
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,067,843
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,068,892
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	538,807
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,076,846
Consolidated Edison Co. of New York
5.850%, 04/01/2018	500,000	540,368
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,071,623
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	536,720
2.300%, 09/15/2018	1,000,000	1,018,546
MidAmerican Energy Co.
2.400%, 03/15/2019	1,500,000	1,538,258
Public Service Electric and Gas Co.
1.800%, 06/01/2019	1,000,000	1,010,462
Kentucky Utilities Co.
3.250%, 11/01/2020	500,000	526,685

See accompanying notes to financial statements.	15

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Southern California Edison Co.
3.875%, 06/01/2021	$2,000,000	$2,181,792
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	526,836
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	1,022,503
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	2,068,922
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	1,026,474
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	1,034,722
Detroit Edison Co.
2.650%, 06/15/2022	500,000	511,255
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	988,527
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	1,016,782
Northern States Power Co.
2.150%, 08/15/2022	500,000	500,396
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	1,006,855
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	1,025,031
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	1,009,070
PECO Energy Co.
2.375%, 09/15/2022	500,000	502,325
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	1,006,163
Tampa Electric Co.
2.600%, 09/15/2022	500,000	504,424
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	503,061
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	1,000,877
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	1,016,146
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	1,018,878
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	2,003,328
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,060,780
Pacificorp
2.950%, 06/01/2023	1,000,000	1,037,705
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	1,047,834
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,058,484
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,048,632
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,085,402

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
San Diego Gas & Electric Co.
3.600%, 09/01/2023	$2,000,000	$2,175,932
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	524,743
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,063,869
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,075,085
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,060,354
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,165,780
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,069,998
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,064,027
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	1,065,273
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	1,014,785
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	521,110
Public Service Company of Colorado
2.900%, 05/15/2025	1,000,000	1,029,944
Wisconsin Electric Power
3.100%, 06/01/2025	500,000	513,780
Pacific Gas & Electric
3.500%, 06/15/2025	1,000,000	1,064,346
Southern California Gas Co.
3.200%, 06/15/2025	500,000	528,120
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	1,052,168
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	1,053,484
Kentucky Utilities Co.
3.300%, 10/01/2025	500,000	528,066
Louisville Gas & Electric Co.
3.300%, 10/01/2025	1,000,000	1,061,054
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	1,048,774
NSTAR Electric Co.
3.250%, 11/15/2025	1,000,000	1,044,406
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	1,045,585
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,000,000	1,035,362
Brooklyn Union Gas Co. (b)
3.407%, 03/10/2026	1,000,000	1,043,245
Georgia Power Co.
3.250%, 04/01/2026	1,000,000	1,038,617
San Diego Gas & Electric Co.
2.500%, 05/15/2026	500,000	494,918

16	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
NSTAR Electric Co.
2.700%, 06/01/2026	$1,000,000	$1,001,970
Southern California Gas Co.
2.600%, 06/15/2026	1,000,000	999,030

		71,370,701

Total Corporate Bonds
(cost $379,352,998)		394,218,125

Foreign Government Bonds (0.26%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,574,125
Province of Quebec
2.500%, 04/20/2026	1,000,000	999,463
Province of Ontario
2.500%, 04/27/2026	1,000,000	1,006,793

Total Foreign Government Bonds
(cost $4,492,543)		4,580,381

Government Agency Securities (c) (1.81%)
Agency Commercial Mortgage-Backed Securities (1.53%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	10,000,000	10,455,660
2.839%, 10/25/2022	8,469,438	8,742,543
Federal National Mortgage Association
2.715%, 02/25/2022	7,000,000	7,281,701

		26,479,904

Agency Notes & Bonds (0.28%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,052,757
1.750%, 10/15/2018	1,500,000	1,524,356
3.875%, 02/15/2021	2,000,000	2,209,942

		4,787,055

Total Government Agency Securities
(cost $30,185,258)		31,266,959

	Principal
	amount	Value
U.S. Treasury Obligations (11.31%)
U.S. Treasury Notes
4.625%, 02/15/2017	$20,000,000	$20,554,140
3.250%, 03/31/2017	5,000,000	5,104,930
3.500%, 02/15/2018	15,000,000	15,670,320
3.750%, 11/15/2018	10,000,000	10,682,420
3.125%, 05/15/2019	10,000,000	10,611,720
3.625%, 08/15/2019	10,000,000	10,811,330
3.375%, 11/15/2019	10,000,000	10,762,890
3.625%, 02/15/2020	10,000,000	10,889,060
3.500%, 05/15/2020	20,000,000	21,742,960
3.625%, 02/15/2021	10,000,000	11,031,640
2.000%, 02/28/2021	5,000,000	5,147,070
2.000%, 11/15/2021	25,000,000	25,715,825
2.500%, 08/15/2023	10,000,000	10,574,220
2.750%, 11/15/2023	10,000,000	10,755,860
2.000%, 02/15/2025	15,000,000	15,248,430

Total U.S. Treasury Obligations
(cost $185,453,637)		195,302,815

	Shares	Value
Short-term Investments (3.42%)
JPMorgan U.S. Government Money Market Fund Agency Shares	59,155,764	$59,155,764

Total Short-term Investments
(cost $59,155,764)		59,155,764

TOTAL INVESTMENTS (99.68%)
(cost $1,074,613,056)		1,721,949,797
OTHER ASSETS, NET OF LIABILITIES (0.32%)		5,497,518

NET ASSETS (100.00%)		$1,727,447,315

(a)	Non-income producing security.

(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the value of these securities amounted to $13,073,500 or 0.76% of net assets.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

ADR - American Depositary Receipt

See accompanying notes to financial statements.	17

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

May 31, 2016

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (96.07%)
U.S. Treasury Notes
1.500%, 06/30/2016	$8,000,000	$8,008,145
1.000%, 10/31/2016	10,000,000	10,019,430
3.000%, 02/28/2017	10,000,000	10,171,280
2.375%, 07/31/2017	10,000,000	10,182,030
1.875%, 08/31/2017	10,000,000	10,134,380
1.875%, 09/30/2017	10,000,000	10,142,580
1.875%, 10/31/2017	10,000,000	10,148,050
2.250%, 11/30/2017	10,000,000	10,212,500
2.750%, 12/31/2017	12,500,000	12,872,562
2.625%, 01/31/2018	12,000,000	12,350,628
2.750%, 02/28/2018	10,000,000	10,327,340
2.875%, 03/31/2018	10,000,000	10,364,840
2.625%, 04/30/2018	10,000,000	10,333,590
2.375%, 05/31/2018	10,000,000	10,294,530
2.375%, 06/30/2018	10,000,000	10,305,860
2.250%, 07/31/2018	10,000,000	10,290,230
1.375%, 11/30/2018	10,000,000	10,104,690
1.375%, 12/31/2018	10,000,000	10,103,520
1.250%, 01/31/2019	10,000,000	10,071,480
1.375%, 02/28/2019	10,000,000	10,104,690
1.500%, 03/31/2019	10,000,000	10,144,920
1.125%, 05/31/2019	10,000,000	10,029,690
1.250%, 10/31/2019	15,000,000	15,072,660
1.375%, 01/31/2020	10,000,000	10,073,050
1.375%, 02/29/2020	5,000,000	5,032,225
1.375%, 03/31/2020	5,000,000	5,030,470
1.125%, 04/30/2020	5,000,000	4,981,835
1.500%, 05/31/2020	5,000,000	5,048,045
1.875%, 06/30/2020	10,000,000	10,244,920
1.625%, 07/31/2020	5,000,000	5,069,140
1.375%, 08/31/2020	5,000,000	5,016,405
2.125%, 01/31/2021	10,000,000	10,349,610
2.000%, 05/31/2021	10,000,000	10,298,830
2.000%, 08/31/2021	5,000,000	5,143,360
1.875%, 11/30/2021	10,000,000	10,212,500
1.500%, 01/31/2022	10,000,000	9,998,830
1.750%, 02/28/2022	10,000,000	10,130,470
1.750%, 03/31/2022	10,000,000	10,124,220
1.750%, 05/15/2022	10,000,000	10,118,750

Total U.S. Treasury Obligations
(cost $366,238,877)		368,662,285

	Shares	Value
Short-term Investments (3.66%)
JPMorgan U.S. Government Money Market Fund Agency Shares	14,063,145	$14,063,145

Total Short-term Investments
(cost $14,063,145)		14,063,145

TOTAL INVESTMENTS (99.73%)
(cost $380,302,022)		382,725,430
OTHER ASSETS, NET OF LIABILITIES (0.27%)		1,039,275

NET ASSETS (100.00%)		$383,764,705

18	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (94.02%)
Alabama (2.17%)
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	AA-	$1,030,000	$1,133,618
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,252,447
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	585,000	622,229
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	640,956
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	985,896
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	620,000	665,607
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,816,352
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	695,813
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,662,795
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	723,294
The Water and Wastewater Board of the City of Madison Water and Sewer Revenue Bonds, Series 2015	4.000%	12/01/2028	Aa2	2,165,000	2,412,200
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,836,157

					15,447,364

Alaska (1.22%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,123,580
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	604,779
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	305,496
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AAA	1,000,000	1,045,710
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	667,478
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,150,648
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.500%	07/01/2025	Aa2	1,190,000	1,353,066
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,449,285

					8,700,042

Arizona (5.11%)
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2016	Aa2	450,000	451,318
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	543,440
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	A2	4,180,000	4,661,202
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	Aa2	1,965,000	2,257,883
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	555,630
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007) (Economically Defeased to 07-01-2017 @ 100) (b)	4.500%	07/01/2021	Aa2	2,500,000	2,603,200
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,080,710
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,037,530
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	570,000	619,829
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA	500,000	601,290
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA	495,000	537,976
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa2	1,000,000	1,198,720
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,110,620
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,175,850
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	930,000	1,005,116

See accompanying notes to financial statements.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	$1,255,000	$1,372,117
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,618,485
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA	1,060,000	1,285,017
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,945,200
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,602,255
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,110,300
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,327,028
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	664,773
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	A+	545,000	624,352
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series C (2015)	4.000%	07/01/2026	AA	765,000	868,971
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,000,000	2,242,420
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	476,496
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	A+	1,100,000	1,244,694
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Revenue Bonds, 2009 Series A	5.000%	01/01/2032	AA	500,000	547,010

					36,369,432

Arkansas (3.42%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA+	1,390,000	1,467,534
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A (Prerefunded to 06-01-2017 @ 100) (b)	4.500%	06/01/2021	Aa3	1,320,000	1,368,418
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	100,000	109,515
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2023	NR	675,000	685,894
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,678,300
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	335,000	367,837
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,534,694
City of Little Rock, Arkansas, Library Construction and Refunding Bonds, Series 2015	2.750%	03/01/2025	AA	1,025,000	1,042,364
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,058,700
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,424,590
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,639,020
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	446,530
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,065,870
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	551,515
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	955,612

					24,396,393

California (3.32%)
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	788,899
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	822,552

20	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa3	$1,160,000	$1,211,458
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	2,908,961
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	868,150
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa3	1,435,000	1,498,484
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	906,001
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	4.000%	08/01/2024	Aa3	250,000	294,055
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	278,838
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	622,012
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	Aa1	1,115,000	1,261,812
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	Aa1	1,275,000	1,448,489
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.250%	08/01/2026	Aa1	1,555,000	1,704,000
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008 (Prerefunded to 07-01-2016 @ 100) (b)	4.875%	07/01/2027	AA	1,000,000	1,003,450
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,315,559
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	3.500%	08/01/2027	A+	1,000,000	1,089,960
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2028	AA-	1,565,000	1,684,410
Campbell Union High School District, (Santa Clara County, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa1	1,965,000	2,098,247
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2029	AA-	1,725,000	1,850,787

					23,656,124

Colorado (2.54%)
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,708,240
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	205,000	224,467
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,597,870
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	AA	3,300,000	3,587,628
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.500%	12/01/2024	AA-	100,000	105,572
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,618,605
Adams County School District No. 1, (Mapleton Public Schools), Adams County, Colorado, General Obligation Refunding Bonds, Series 2016	2.000%	12/01/2025	Aa3	375,000	378,675
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.500%	12/01/2025	AA-	210,000	220,899
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	1,000,000	1,162,140
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,580,501
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.750%	12/01/2026	AA-	200,000	213,354

See accompanying notes to financial statements.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	4.000%	12/01/2030	AA-	$465,000	$528,114
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	1,000,000	1,105,290
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,095,440

					18,126,795

Connecticut (1.85%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	542,165
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	575,206
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	125,000	132,044
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	546,285
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	1,938,361
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	631,062
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,525,000	1,553,777
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.000%	02/01/2023	Aa1	1,550,000	1,588,982
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B (Prerefunded to 11-15-2016 @ 100) (b)	4.000%	11/15/2023	AAA	620,000	629,994
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	2,068,180
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,064,200
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,873,584

					13,143,840

Florida (4.32%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,087,440
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	110,000	110,321
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,573,466
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2021	Aa1	1,170,000	1,282,940
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D (Economically Defeased to 06-01-2016 @ 101) (b)	4.375%	06/01/2021	Aa1	1,000,000	1,010,000
State of Florida, Department of Transportation, Turnpike Revenue Refunding Bonds, Series 2016A	4.200%	07/01/2021	AA	1,865,000	1,889,058
State of Florida, Department of Transportation, Turnpike Revenue Refunding Bonds, Series 2016A (Economically Defeased to 07-01-2016 @ 101) (b)	4.200%	07/01/2021	NR	1,635,000	1,656,092
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	678,780
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	Aa2	1,000,000	1,013,530
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,594,986
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2022	Aa1	1,215,000	1,332,284
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,544,670
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2022	Aa2	365,000	434,708
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	09/01/2023	Aa1	1,290,000	1,414,524
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2023	Aa2	200,000	238,196
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	2,000,000	2,331,060
State of Florida, Department of Transportation, Turnpike Revenue Refunding Bonds, Series 2016A	4.250%	07/01/2024	AA	1,330,000	1,347,210
State of Florida, Department of Transportation, Turnpike Revenue Refunding Bonds, Series 2016A (Economically Defeased to 07-01-2016 @ 101) (b)	4.250%	07/01/2024	NR	1,170,000	1,185,140
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa2	2,485,000	2,895,249

22	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	Aa2	$2,000,000	$2,186,980
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	489,956
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,587,389
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	905,475

					30,789,454

Georgia (1.58%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	219,726
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	278,650
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	2,023,756
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,164,330
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa3	1,660,000	1,920,072
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	833,160
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	5.625%	01/01/2028	AA	1,000,000	1,120,120
Forsyth County, Georgia, General Obligation Bonds, Series 2008A (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2028	Aaa	1,000,000	1,111,750
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	2,300,000	2,570,227
					11,241,791
Hawaii (0.41%)
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,237,880
County of Hawaii, General Obligation Bonds, 2013 Series A	5.000%	09/01/2031	AA-	575,000	683,572

					2,921,452

Idaho (0.15%)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.625%	08/01/2022	AA	1,000,000	1,045,900

Illinois (0.72%)
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,490,506
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,359,876
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,265,740

					5,116,122

Indiana (2.68%)
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	230,000	239,345
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	AA-	910,000	982,946
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,294,597
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	257,267
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,334,105
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	552,455
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	208,980
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,170,918
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	244,704
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	239,190
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K (Prerefunded to 07-01-2016 @ 100) (b)	5.000%	07/01/2024	AA	1,000,000	1,003,520

See accompanying notes to financial statements.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Indiana (Cont.)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	$1,530,000	$1,727,003
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA-	1,190,000	1,348,175
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA-	500,000	590,440
Warsaw Multi-School Building Corporation, Warsaw, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	4.000%	07/15/2028	A+	1,000,000	1,131,150
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	3.750%	07/01/2029	A+	220,000	240,739
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2029	A+	3,000,000	3,663,330
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	4.000%	07/01/2030	A+	750,000	833,798

					19,062,662

Iowa (3.04%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa2	1,190,000	1,262,995
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa2	1,350,000	1,425,370
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2025	Aa2	265,000	278,308
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2025	AA-	2,370,000	2,482,741
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	1,906,208
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2026	Aa2	500,000	520,750
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2026	A1	1,130,000	1,175,991
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2026	AA-	2,445,000	2,527,837
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	1,750,000	1,878,992
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2017 @ 100) (b)	5.000%	06/01/2027	Aa3	2,000,000	2,086,300
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	1,610,000	1,676,074
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2027	A1	1,175,000	1,212,154
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	2,096,640
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,114,260

					21,644,620

Kansas (2.54%)
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.500%	09/01/2022	Aaa	1,000,000	1,046,740
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	2,079,325
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	935,595
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.500%	09/01/2023	Aaa	1,615,000	1,690,485
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.625%	09/01/2024	Aaa	1,895,000	1,986,491
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,256,960
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.500%	09/01/2025	Aaa	1,115,000	1,201,123
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.750%	09/01/2026	Aaa	2,220,000	2,403,772

24	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	3.000%	10/01/2027	Aaa	$1,000,000	$1,079,380
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C	4.500%	09/01/2028	Aa2	3,000,000	3,430,080

					18,109,951

Kentucky (1.51%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	1,275,000	1,282,828
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	A1	2,040,000	2,142,979
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (b)	4.500%	11/01/2020	Aa1	1,565,000	1,590,932
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	A1	1,780,000	1,916,508
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,590,405
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (b)	4.250%	11/01/2025	Aa1	1,000,000	1,015,540
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	1,110,000	1,219,280

					10,758,472

Louisiana (0.06%)
Caddo Parish, Louisiana, General Obligation Bonds Series 2007 (Prerefunded to 02-01-2017 @ 100) (b)	4.500%	02/01/2020	Aa1	405,000	415,566

Maine (0.53%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	100,000	105,413
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,702,736

					3,808,149

Maryland (1.17%)
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2026	Aaa	2,075,000	2,253,969
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A (Prerefunded to 04-01-2018 @ 100) (b)	4.625%	04/01/2026	Aa1	2,140,000	2,289,008
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2027	Aa1	1,500,000	1,663,305
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2015, Series B	3.000%	12/01/2028	Aaa	2,000,000	2,095,880

					8,302,162

Massachusetts (0.66%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2034	Aaa	2,000,000	2,327,240
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	2,000,000	2,347,100

					4,674,340

Michigan (4.15%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	Aa2	500,000	530,575
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	478,469
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,083,220

See accompanying notes to financial statements.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa3	$425,000	$494,509
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2017 @ 100) (b)	4.750%	05/01/2022	Aa2	2,000,000	2,074,740
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	Aa2	700,000	762,881
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	275,000	319,836
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa3	450,000	534,006
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	A+	1,485,000	1,603,741
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	462,752
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	691,374
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,148,220
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	784,658
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa3	1,260,000	1,494,436
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,431,977
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa3	2,300,000	2,510,910
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	3,850,000	4,281,546
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,181,570
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	561,270
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,005,000	1,212,593
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	827,400
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	899,089
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	300,000	337,272
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	600,000	723,402
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A+	700,000	827,351
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A+	1,100,000	1,295,349

					29,553,146

Minnesota (1.99%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	3,262,586
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,114,580
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	2.375%	02/01/2025	Aaa	2,805,000	2,902,221

26	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Minnesota (Cont.)
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2026	Aaa	$1,000,000	$1,075,650
Independent School District No. 720, Shakopee Public Schools, Minnesota, General Obligation School Building Bonds, Series 2015A	3.250%	02/01/2026	Aa3	3,860,000	4,161,196
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2027	Aaa	1,590,000	1,692,762

					14,208,995

Mississippi (2.29%)
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A3	1,000,000	1,002,940
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A (Prerefunded to 08-01-2017 @ 100) (b)	4.375%	08/01/2019	Aa2	475,000	495,430
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B (Prerefunded to 08-01-2017 @ 100) (b)	4.375%	08/01/2019	Aa2	525,000	547,580
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A (Prerefunded to 08-01-2017 @ 100) (b)	4.500%	08/01/2020	Aa2	500,000	522,225
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B (Prerefunded to 08-01-2017 @ 100) (b)	4.500%	08/01/2020	Aa2	400,000	417,780
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	A3	1,000,000	1,116,500
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	2,480,000	2,834,392
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project) (Prerefunded to 04-01-2018 @ 100) (b)	5.375%	04/01/2025	NR	2,290,000	2,476,200
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public
School District General Obligation Bond Project) (Prerefunded to 04-01-2018 @ 100) (b)	5.375%	04/01/2026	NR	1,000,000	1,081,310
State of Mississippi, General Obligation Bonds, Series 2015F (Tax-Exempt)	3.000%	11/01/2026	Aa2	3,000,000	3,232,110
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	2,305,000	2,610,712

					16,337,179

Missouri (2.95%)
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A (Prerefunded to 07-01-2017 @ 100) (b)	4.500%	01/01/2021	Aaa	1,060,000	1,104,340
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B (Prerefunded to 01-15-2017 @ 100) (b)	4.200%	01/15/2021	Aaa	530,000	541,623
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	496,660
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	640,000	661,408
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007 (Crossover Refunding to 03-01-2017 @ 100) (b)	5.000%	03/01/2023	NR	815,000	839,474
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,319,329
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.625%	03/01/2025	AAA	3,000,000	3,304,800
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	Aa2	465,000	528,900
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008 (Crossover Refunding to 03-01-2018 @ 100) (b)	4.750%	03/01/2027	Aa1	5,750,000	6,107,420
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	Aa2	400,000	452,828

See accompanying notes to financial statements.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008 (Crossover Refunding to 03-01-2018 @100) (b)	5.000%	03/01/2028	AA	$2,000,000	$2,137,980
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	Aa2	425,000	479,510
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program)	5.000%	03/01/2031	A+	750,000	848,062
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	1,000,000	1,196,770

					21,019,104

Nebraska (2.25%)
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,590,478
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,458,668
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,845,652
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,295,020
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	3.000%	12/15/2024	A+	145,000	156,796
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	4.000%	12/15/2025	A+	180,000	209,239
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,274,118
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2028	A+	250,000	304,618
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	730,000	787,509
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2029	A+	260,000	315,814
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2030	AA-	700,000	857,220
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A1	1,900,000	2,220,169
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	565,000	686,978

					16,002,279

Nevada (0.48%)
Nevada System of Higher Education, Universities Revenue Bonds, Series 2016A	4.000%	07/01/2030	AA-	3,045,000	3,406,442

New Hampshire (0.48%)
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A	4.750%	07/15/2016	Aa1	400,000	402,040
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,423,490
New Hampshire Municipal Bond Bank Series B Bonds (Prerefunded to 08-15-2017 @ 100) (b)	4.750%	08/15/2023	Aa3	1,500,000	1,571,520

					3,397,050

New Jersey (2.60%)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,410,000	1,460,943
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,968,096
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,699,421
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	AA-	1,075,000	1,230,198

28	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA+	$315,000	$338,789
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	831,420
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,876,566
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA+	685,000	743,540
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,299,396
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	848,048
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA+	600,000	654,246
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA+	465,000	537,177
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,655,079
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.000%	07/15/2029	AA+	1,000,000	1,120,720
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aa1	1,140,000	1,266,586

					18,530,225

New Mexico (2.67%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	3,821,720
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa3	1,500,000	1,668,015
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,191,960
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	2,450,000	2,699,550
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B (Prerefunded to 08-01-2016 @ 100) (b)	4.500%	08/01/2023	AA	2,000,000	2,012,980
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,065,731
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,083,201
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,336,381
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	764,640
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	781,081
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	800,886
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	820,748

					19,046,893

New York (2.73%)
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	1,665,000	1,727,721
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009 (Economically Defeased to 04-15-2018 @ 100) (b)	3.000%	04/15/2020	AA	825,000	859,336
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds (Economically Defeased to 06-01-2016 @ 100) (b)	4.300%	06/01/2020	Aa3	695,000	695,000
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	AA+	410,000	424,366
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds (Economically Defeased to 06-01-2016 @ 100) (b)	4.300%	06/01/2021	Aa3	625,000	625,000
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	3,000,000	3,252,510
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,373,423
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	AA+	465,000	480,289
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,749,287

See accompanying notes to financial statements.	29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (Cont.)
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	$460,000	$480,889
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,074,400
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,651,450
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	3,031,300

					19,424,971

North Carolina (1.55%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aaa	1,000,000	1,056,450
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006 (Prerefunded to 07-01-2016 @ 100) (b)	4.375%	07/01/2019	Aa1	855,000	857,599
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	Aa2	1,000,000	1,108,290
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	Aa2	545,000	558,805
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,122,440
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,079,660
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	Aa2	1,555,000	1,628,614
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	1,000,000	1,116,000
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	Aa1	1,210,000	1,346,137
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2028	AA-	700,000	865,466
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2029	AA-	265,000	325,462

					11,064,923

North Dakota (0.16%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,117,930

Ohio (2.87%)
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,611,632
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,217,410
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	2,840,000	3,198,238
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2024	Aaa	2,155,000	2,453,985
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2025	Aa2	660,000	710,299
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	525,000	547,696
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,671,255
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2026	Aa2	865,000	922,004
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2027	Aa2	175,000	213,960
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	Aa3	1,250,000	1,395,738

30	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2028	AA-	$1,000,000	$1,212,480
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2028	Aa2	225,000	273,859
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2029	Aa3	800,000	962,704
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2029	Aa2	200,000	242,652
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2030	Aa3	1,335,000	1,601,426
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	4.000%	12/01/2030	Aa2	365,000	406,694
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2032	AA-	1,500,000	1,811,595

					20,453,627

Oklahoma (1.31%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,248,425
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,735,825
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2016	3.000%	04/01/2028	AA	3,000,000	3,128,070
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,189,008

					9,301,328

Oregon (1.99%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,110,710
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,620,465
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.250%	12/01/2024	AA-	400,000	412,844
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,483,509
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2025	Aa1	745,000	823,508
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.500%	12/01/2025	AA-	400,000	417,924
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2026	Aa1	670,000	740,605
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2027	Aa1	750,000	829,035
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-01-2019 @ 100) (b)	4.625%	06/01/2028	AA	1,335,000	1,479,914
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2028	A+	2,500,000	3,064,425
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,226,980

					14,209,919

Pennsylvania (1.83%)
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006 (Prerefunded to 11-15-2016 @ 100) (b)	4.375%	11/15/2021	Aaa	2,300,000	2,339,905
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aa1	1,605,000	1,843,728
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aa1	2,505,000	2,870,129

See accompanying notes to financial statements.	31

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	$2,200,000	$2,554,970
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,799,730
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,365,000	1,648,879

					13,057,341

Rhode Island (0.15%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2023	Aa2	1,000,000	1,047,340

South Carolina (2.07%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007 (Prerefunded to 07-01-2017 @ 100) (b)	5.000%	07/01/2022	A1	1,000,000	1,046,640
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	2,315,000	2,661,694
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,889,919
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,155,391
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B (Prerefunded to 03-01-2017 @ 100) (b)	4.450%	03/01/2025	Aa2	1,000,000	1,028,470
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	857,280
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,212,535
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.000%	12/01/2025	AA-	355,000	375,278
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2026	AA-	370,000	399,345
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2027	AA-	380,000	406,361
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2028	AA-	520,000	570,398
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	2,160,000	2,540,052
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2030	AA-	535,000	581,903

					14,725,266

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012	3.000%	07/15/2022	AA-	250,000	268,030

Tennessee (2.56%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,135,344
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa2	655,000	704,813
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A	4.500%	05/15/2022	AA+	2,760,000	3,184,930
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa2	670,000	717,121
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2023	AA	2,000,000	2,149,920
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A (Prerefunded to 07-01-2020 @ 100) (b)	4.000%	07/01/2023	NR	1,105,000	1,234,307
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	988,787
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB-2015	3.000%	03/01/2025	Aa2	1,170,000	1,248,788

32	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A (Prerefunded to 05-15-2018 @ 100) (b)	4.750%	05/15/2025	AA+	$1,000,000	$1,076,470
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,000,000	2,057,120
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	796,304
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	814,005
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	835,962
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA	1,065,000	1,278,021

					18,221,892

Texas (4.09%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,126,340
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007 (Prerefunded to 02-15-2017 @ 100) (b)	4.750%	02/15/2021	Aa2	490,000	504,391
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,103,930
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007 (Prerefunded to 02-15-2017 @ 100) (b)	4.750%	02/15/2022	Aa2	470,000	483,804
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA+	375,000	395,771
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA+	395,000	416,828
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,726,672
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	Aa2	2,000,000	2,264,060
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	Aa1	1,165,000	1,235,785
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	1,620,000	1,824,817
Eanes Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,840,524
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	2.250%	08/01/2026	Aaa	2,285,000	2,317,218
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A (Prerefunded to 11-15-2018 @ 100) (b)	5.250%	11/15/2026	A1	3,000,000	3,304,740
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,865,045
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008 (Prerefunded to 02-01-2018 @ 100) (b)	5.750%	02/01/2027	Aa3	1,000,000	1,082,030
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009 (Prerefunded to 02-15-2019 @ 100) (b)	5.000%	02/15/2027	AA	1,000,000	1,108,830
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	3.000%	08/01/2027	Aaa	2,325,000	2,460,687
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008 (Prerefunded to 02-01-2017 @ 100) (b)	5.000%	02/01/2028	AA	1,000,000	1,029,050
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A (Prerefunded to 02-15-2018 @ 100) (b)	5.250%	02/15/2028	Aa1	1,000,000	1,074,620

					29,165,142

Utah (0.99%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	451,094
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	658,164
Davis County School District Board of Education, Davis County, Utah, General Obligation
School Building Bonds (Utah School Bond Guaranty Program), Series 2007 (Prerefunded to 06-01-2017 @ 100) (b)	4.750%	06/01/2022	Aa2	2,375,000	2,472,826

See accompanying notes to financial statements.	33

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Utah (Cont.)
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	$1,260,000	$1,361,468
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,120,744

					7,064,296

Virginia (2.22%)
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,673,020
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (b)	4.125%	12/01/2020	Aaa	2,100,000	2,137,548
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,632,810
County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, Series 2007 (Prerefunded to 06-01-2017 @ 100) (b)	5.000%	06/01/2023	Aa3	1,235,000	1,288,290
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,070,000	1,200,700
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2025	NR	330,000	370,772
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna
County, Series 2008 (Prerefunded to 12-01-2018 @ 100) (b)	6.250%	12/01/2026	Aa2	2,000,000	2,266,000
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	650,000	729,320
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aa1	1,205,000	1,347,262
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,187,000

					15,832,722

Washington (5.92%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006 (Prerefunded to 06-01-2016 @ 100) (b)	5.000%	12/01/2020	Aa2	1,000,000	1,000,000
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	985,000	1,029,926
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007 (Prerefunded to 09-01-2017 @ 100) (b)	4.750%	09/01/2022	NR	15,000	15,757
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA+	680,000	724,975
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	620,000	670,952
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	609,818
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2015A (Tax-Exempt)	5.000%	12/01/2023	A2	125,000	127,655
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2015A (Tax-Exempt) (Prerefunded to 12-01-2016 @ 100) (b)	5.000%	12/01/2023	A2	875,000	894,198
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,132,381
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	4,000,000	4,468,920
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	Aa2	565,000	612,087
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008 (Prerefunded to 04-01-2019 @ 100) (b)	6.000%	04/01/2025	Aa2	1,325,000	1,512,037
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	12/01/2025	AA+	1,000,000	1,079,040
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,394,650
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA+	2,000,000	2,199,720
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,295,520
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	Aa2	500,000	541,560

34	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	$2,500,000	$2,858,575
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A (c)	3.000%	12/01/2026	Aa2	350,000	378,833
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A (c)	3.250%	12/01/2027	Aa2	400,000	435,140
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	1,090,000	1,225,640
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015	4.000%	12/01/2028	Aa3	1,050,000	1,182,384
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A (c)	3.250%	12/01/2028	Aa2	350,000	374,612
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,165,800
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B (c)	5.000%	12/01/2029	A1	1,525,000	1,830,625
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	Aa2	985,000	1,165,206
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	6,178,700
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,470,713
State of Washington, Various Purpose General Obligation Bonds, Series 2009A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2031	Aa1	1,500,000	1,629,225

					42,204,649

West Virginia (1.46%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A	2,510,000	2,942,724
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A	3,200,000	3,744,544
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA-	1,105,000	1,247,346
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA-	2,180,000	2,442,559

					10,377,173

Wisconsin (3.22%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.250%	04/01/2021	Aa1	250,000	260,718
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 10-01-2016 @ 100) (b)	4.750%	10/01/2021	Aa3	545,000	552,646
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 04-01-2017 @ 100) (b)	4.750%	04/01/2022	Aa2	1,000,000	1,034,040
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	175,000	184,123
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	912,504
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	285,000	298,495
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	342,054
Milwaukee Metropolitan Sewerage District, General Obligation Sewerage System Refunding Bonds, Series 2015C	2.500%	10/01/2024	Aa1	2,000,000	2,095,140
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,142,500
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General Obligation School Building and Improvement Bonds (c)	3.000%	04/01/2026	AA	2,495,000	2,689,510
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General Obligation School Building and Improvement Bonds (c)	3.000%	04/01/2027	AA	2,575,000	2,738,461
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C	5.000%	04/01/2029	AA+	3,000,000	3,404,700
State of Wisconsin, General Obligation Bonds of 2008, Series D (Prerefunded to 05-01-2018 @ 100) (b)	6.000%	05/01/2029	Aa2	1,000,000	1,098,620

See accompanying notes to financial statements.	35

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A+	$1,000,000	$1,197,780
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A+	2,000,000	2,385,480
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A+	2,200,000	2,614,832

					22,951,603

Total Long-term Municipal Bonds
(cost $631,460,291)					669,720,096

				Shares	Value
Short-term Investments (6.19%)
JPMorgan Tax Free Money Market Fund Agency Shares				44,121,532	$44,121,532

Total Short-term Investments
(cost $44,121,532)					44,121,532

TOTAL INVESTMENTS (100.21%)
(cost $675,581,823)					713,841,628
LIABILITIES, NET OF OTHER ASSETS (-0.21%)					(1,500,463)

NET ASSETS (100.00%)					$712,341,165

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Security purchased on a “when-issued” basis.

NR - Not Rated

36	See accompanying notes to financial statements.

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STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2016

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,643,738,186	1,074,613,056	380,302,022	675,581,823

Investments in securities at market value	$4,175,792,251	1,721,949,797	382,725,430	713,841,628
Receivable for:
Dividends and interest	15,066,459	7,947,060	1,490,428	7,957,743
Shares of the Fund sold	2,899,430	956,894	142,673	194,965
Prepaid expenses	70,817	34,427	15,195	17,541

Total assets	4,193,828,957	1,730,888,178	384,373,726	722,011,877

Liabilities and Net Assets
Distributions to shareholders	—	—	4,336	326,464
Payable for:
Shares of the Fund redeemed	1,366,955	723,236	542,745	769,566
Securities purchased	—	2,497,981	—	8,463,884
Trustees’ fees and expenses	12,703	4,123	1,104	1,395
Due to affiliates	404,940	181,243	46,349	88,154
Accrued liabilities	65,364	34,280	14,487	21,249

Total liabilities	1,849,962	3,440,863	609,021	9,670,712

Net assets applicable to shares outstanding of common stock	$4,191,978,995	1,727,447,315	383,764,705	712,341,165

Fund shares outstanding (no par value, unlimited number of shares authorized)	61,409,586	27,618,005	38,255,351	80,285,886
Net asset value, offering price and redemption price per share	$68.26	62.55	10.03	8.87

Analysis of Net Assets
Paid-in-capital	$1,571,097,582	1,054,117,604	381,723,973	674,237,251
Accumulated net realized gain (loss)	37,386,890	5,249,315	(382,676)	(155,891)
Net unrealized appreciation (depreciation)	2,532,044,071	647,333,629	2,423,408	38,259,805
Undistributed net investment income (loss)	51,450,452	20,746,767	—	—

Net assets applicable to shares outstanding	$4,191,978,995	1,727,447,315	383,764,705	712,341,165

38	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF OPERATIONS

Six months ended May 31, 2016

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Investment Income:
Dividends	$58,538,735	14,556,956	—	—
Interest	44,370	10,069,930	2,450,363	20,739
Tax-exempt interest	—	—	—	10,918,883

	58,583,105	24,626,886	2,450,363	10,939,622
Less: foreign withholding taxes	(869,682)	(285,100)	—	—

Total investment income	57,713,423	24,341,786	2,450,363	10,939,622
Expenses:
Investment advisory and management fees	2,067,753	906,108	223,968	385,404
Trustees’ fees and expenses	91,658	37,945	8,152	15,417
Reports to shareholders	52,062	25,702	9,791	8,806
Professional fees	48,800	29,423	29,978	33,696
Errors and omissions insurance	26,360	10,740	2,232	4,176
Custodian fees	76,827	21,729	232	3,868
ICI dues	19,579	7,957	1,877	3,230
Regulatory Fees	22,422	18,579	12,274	13,690
Fidelity bond expense	3,025	1,232	256	479
Securities valuation fees	296	21,681	2,049	59,415

Total expenses	2,408,782	1,081,096	290,809	528,181

Net investment income	55,304,641	23,260,690	2,159,554	10,411,441
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	31,518,609	3,383,012	—	37,890
Net realized gain (loss) on foreign currency transactions	(85,387)	(4,910)	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	99,840,192	27,862,493	1,574,926	5,500,410

Net realized and unrealized gain (loss) on investments	131,273,414	31,240,595	1,574,926	5,538,300

Net change in net assets resulting from operations	$186,578,055	54,501,285	3,734,480	15,949,741

See accompanying notes to financial statements.	39

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund
Six months ended May 31, 2016 (Unaudited) and the year ended November 30, 2015	2016	2015
From operations:
Net investment income	$55,304,641	100,219,593
Net realized gain (loss)	31,433,222	459,300,353
Change in net unrealized appreciation or depreciation	99,840,192	(650,292,661)

Net change in net assets resulting from operations	186,578,055	(90,772,715)
Distributions to shareholders from and in excess of:
Net investment income	(49,372,843)	(95,389,124)
Net realized gain	(390,806,251)	—

Total distributions to shareholders	(440,179,094)	(95,389,124)
From Fund share transactions:
Proceeds from shares sold	106,147,793	212,231,524
Reinvestment of distributions	418,777,741	90,363,322

	524,925,534	302,594,846
Less payments for shares redeemed	(174,997,602)	(304,285,130)

Net increase (decrease) in net assets from Fund share transactions	349,927,932	(1,690,284)

Total increase (decrease) in net assets	96,326,893	(187,852,123)

Net assets:
Beginning of period	4,095,652,102	4,283,504,225

End of period*	$4,191,978,995	4,095,652,102

*Including undistributed net investment income (loss)	$51,450,452	45,518,654

Share Information
Sold	1,635,687	2,853,602
Issued in reinvestment of distributions	6,638,835	1,194,104
Redeemed	(2,682,739)	(4,091,406)

Net increase (decrease)	5,591,783	(43,700)

40	See accompanying notes to financial statements.

Balanced Fund		Interim Fund		Municipal Bond Fund
2016	2015	2016	2015	2016	2015

23,260,690	43,974,836	2,159,554	4,201,795	10,411,441	21,266,146
3,378,102	127,746,231	—	—	37,890	(162,103)
27,862,493	(175,433,198)	1,574,926	(1,689,623)	5,500,410	(3,615,324)

54,501,285	(3,712,131)	3,734,480	2,512,172	15,949,741	17,488,719

(22,564,064)	(43,675,110)	(2,159,554)	(4,201,795)	(10,411,441)	(21,266,146)
(122,358,048)	—	—	—	—	—

(144,922,112)	(43,675,110)	(2,159,554)	(4,201,795)	(10,411,441)	(21,266,146)

61,868,542	132,366,906	56,936,973	76,856,579	39,607,568	49,525,996
139,534,285	41,845,930	2,125,532	4,131,681	8,536,478	17,263,754

201,402,827	174,212,836	59,062,505	80,988,260	48,144,046	66,789,750
(72,536,811)	(147,016,476)	(40,733,828)	(81,910,958)	(18,632,190)	(44,453,975)

128,866,016	27,196,360	18,328,677	(922,698)	29,511,856	22,335,775

38,445,189	(20,190,881)	19,903,603	(2,612,321)	35,050,156	18,558,348

1,689,002,126	1,709,193,007	363,861,102	366,473,423	677,291,009	658,732,661

1,727,447,315	1,689,002,126	383,764,705	363,861,102	712,341,165	677,291,009

20,746,767	20,050,141	—	—	—	—

1,016,896	1,975,695	5,675,620	7,663,318	4,459,791	5,614,081
2,352,627	623,278	211,785	411,971	961,874	1,957,360
(1,197,485)	(2,205,273)	(4,061,120)	(8,171,798)	(2,099,529)	(5,044,505)

2,172,038	393,700	1,826,285	(96,509)	3,322,136	2,526,936

See accompanying notes to financial statements.	41

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”).The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946,“Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal market conditions approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time SFIMC may purchase issues with longer maturities. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Fund Share Valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open. The net asset value for each Fund is determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Central Time).The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes and Distributions to Shareholders.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at May 31, 2016. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2016, the Municipal Bond Fund had commitments of $8,463,884 (representing 1.19% of net assets) for when-issued securities.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”).The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of May 31, 2016:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$4,107,952,450	$—	$—	$4,107,952,450
Short-term Investments	67,839,801	—	—	67,839,801
Balanced Fund
Common Stocks (a)	1,037,425,753	—	—	1,037,425,753
Corporate Bonds (a)	—	394,218,125	—	394,218,125
Foreign Government Bonds	—	4,580,381	—	4,580,381
Agency Commercial Mortgage-Backed Securities	—	26,479,904	—	26,479,904
Agency Notes & Bonds	—	4,787,055	—	4,787,055
U.S. Treasury Obligations	—	195,302,815	—	195,302,815
Short-term Investments	59,155,764	—	—	59,155,764
Interim Fund
U.S. Treasury Obligations	—	368,662,285	—	368,662,285
Short-term Investments	14,063,145	—	—	14,063,145
Municipal Bond Fund
Long-term Municipal Bonds	—	669,720,096	—	669,720,096
Short-term Investments	44,121,532	—	—	44,121,532

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2015 or for the six months ended May 31, 2016. There were no transfers of securities between Level 1 and Level 2 as of May 31, 2016 as compared to November 30, 2015.

4.	Income Taxes and Distributions to Shareholders

As of November 30, 2015, the Trust’s management completed a review of uncertain tax positions taken by the Funds, if any, and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of November 30, 2015, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending November 30, 2016.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of May 31, 2016, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,643,738,186	$2,567,568,640	$(35,514,575)	$2,532,054,065
Balanced Fund	1,074,613,056	662,343,825	(15,007,084)	647,336,741
Interim Fund	380,302,022	2,653,160	(229,752)	2,423,408
Municipal Bond Fund	675,581,823	38,276,507	(16,702)	38,259,805

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Growth Fund and Balanced Fund declare and pay income dividends, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund’s respective net investment income, and distributions of such amounts are made on the last business day of each month.

Net realized gains on sales of investments, if any, are distributed annually after the close of the Fund’s fiscal year. Dividends and distributions payable to shareholders are recorded by the respective Fund on the ex-dividend date.

On June 28, 2016, the Growth Fund declared an ordinary income dividend of $0.87 per share and a capital gain dividend of $0.09708 per share to shareholders of record on June 27, 2016 (reinvestment date June 28, 2016).

On June 28, 2016, the Balanced Fund declared an ordinary income dividend of $0.80 per share and a capital gain dividend of $0.06768 per share to shareholders of record on June 27, 2016 (reinvestment date June 28, 2016).

After utilizing capital loss carryforwards to offset realized capital gains during the year ended November 30, 2015, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains realized after November 30, 2015, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the capital losses will carryforward indefinitely as follows:

	Losses Utilized in 2015	Short-term Losses	Long-term Losses	Total Losses
Growth Fund	$62,575,989	$—	$—	$—
Balanced Fund	3,525,559	—	—	—
Interim Fund	—	—	382,676	382,676
Municipal Bond Fund	—	—	193,781	193,781

The Interim Fund had a capital loss carryforward of $77,840 that expired in 2015 and was reclassified from accumulated net realized gain (loss) to paid in capital on the Statement of Assets and Liabilities.

As of November 30, 2015, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Growth Fund	$45,518,654	$396,759,919	$2,432,203,879	$—	$2,874,482,452
Balanced Fund	20,050,141	124,229,261	619,471,136	—	763,750,538
Interim Fund	—	—	848,482	(382,676)	465,806
Municipal Bond Fund	—	—	32,759,395	(193,781)	32,565,614

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to the recognition of net realized losses, the timing of Fund distributions, expiring capital loss carryforwards, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting its net asset value.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of November 30, 2015, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Accumulated Undistributed Net Investment Income (Loss)
Growth Fund	$—	$35,555	$(35,555)
Balanced Fund	—	8,589	(8,589)
Interim Fund	(77,840)	77,840	—

The tax character of distributions was designated as follows for the year ended November 30, 2015.

2015	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Municipal Bond Fund	$21,110,514	$155,632	$—	$21,266,146

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended November 30, 2015.

5.	Transactions with Affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following annual rates:

Growth Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million

Balanced Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million

Interim Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Municipal Bond Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Other than proceeds from the account fee imposed on certain shareholders of the Trust, the Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

Expense Reduction Agreement

SFIMC has agreed to reimburse a Fund if, and to the extent, a Fund’s total annual operating expenses (excluding taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs) exceed 0.40% of the Fund’s average net assets. Prior-year reimbursements, if any, are not subject to recapture.

Line of Credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

unsecured basis. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the six months ended May 31, 2016.

6.	Investment Transactions

For the six months ended May 31, 2016, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases (excluding U.S. Government Obligations)	Sales/Maturities (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales/ Maturities of U.S. Government Obligations
Growth Fund	$—	$4,722,127	$—	$—
Balanced Fund	36,003,974	17,050,433	—	35,000,000
Interim Fund	—	—	55,885,547	30,000,000
Municipal Bond Fund	38,971,207	14,921,624	—	—

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2016 (Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$73.38		$76.68	67.42	55.71	52.10	50.42

Income from Investment Operations
Net investment income (a)	0.91		1.79	1.60	1.47	1.38	1.23
Net gain (loss) on investments (both realized and unrealized)	1.88		(3.38)	9.21	11.70	3.57	1.64

Total from investment operations	2.79		(1.59)	10.81	13.17	4.95	2.87

Less Distributions
Net investment income	(0.89)		(1.71)	(1.55)	(1.46)	(1.34)	(1.19)
Net realized gain	(7.02)		—	—	—	—	—

Total distributions	(7.91)		(1.71)	(1.55)	(1.46)	(1.34)	(1.19)

Net asset value, end of period	$68.26		$73.38	76.68	67.42	55.71	52.10

Total Return	4.68	%(b)	(2.13)%	16.26%	24.06%	9.69%	5.63%

Ratios/Supplemental Data
Net assets, end of period (millions)	$4,192.0		$4,095.7	4,283.5	3,769.1	3,145.1	3,033.1

Average net asset ratios
Expenses	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	2.78	%(c)	2.40%	2.25%	2.38%	2.53%	2.32%

Portfolio turnover rate (d)	0	%(c)	11%	1%	1%	0%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

(d)	Portfolio turnover rate rounds to less than 1% for the year ended November 30, 2012.

48	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2016 (Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$66.38		$68.23	62.01	56.65	54.43	53.22

Income from Investment Operations
Net investment income (a)	0.85		1.73	1.72	1.63	1.60	1.56
Net gain (loss) on investments (both realized and unrealized)	1.03		(1.85)	6.17	5.36	2.26	1.21

Total from investment operations	1.88		(0.12)	7.89	6.99	3.86	2.77

Less Distributions
Net investment income	(0.89)		(1.73)	(1.67)	(1.63)	(1.58)	(1.56)
Net realized gain	(4.82)		—	—	—	(0.06)	—

Total distributions	(5.71)		(1.73)	(1.67)	(1.63)	(1.64)	(1.56)

Net asset value, end of period	$62.55		$66.38	68.23	62.01	56.65	54.43

Total Return	3.30	%(b)	(0.18)%	12.95%	12.59%	7.26%	5.21%

Ratios/Supplemental Data
Net assets, end of period (millions)	$1,727.4		$1,689.0	1,709.2	1,540.8	1,354.5	1,287.8

Average net asset ratios
Expenses	0.13	%(c)	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	2.80	%(c)	2.58%	2.66%	2.75%	2.86%	2.86%

Portfolio turnover rate	4	%(c)	11%	4%	5%	5%	6%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	49

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2016 (Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.99		$10.03	10.06	10.26	10.28	10.30

Income from Investment Operations
Net investment income	0.06		0.12	0.13	0.15	0.19	0.24
Net gain (loss) on investments (both realized and unrealized)	0.04		(0.04)	(0.03)	(0.20)	(0.02)	(0.02)

Total from investment operations	0.10		0.08	0.10	(0.05)	0.17	0.22

Less Distributions
Net investment income	(0.06)		(0.12)	(0.13)	(0.15)	(0.19)	(0.24)
Net realized gain	—		—	—	—	—	—

Total distributions	(0.06)		(0.12)	(0.13)	(0.15)	(0.19)	(0.24)

Net asset value, end of period	$10.03		$9.99	10.03	10.06	10.26	10.28

Total Return	0.98	%(a)	0.77%	1.01%	(0.51)%	1.66%	2.19%

Ratios/Supplemental Data
Net assets, end of period (millions)	$383.8		$363.9	366.5	384.5	432.1	406.3

Average net asset ratios
Expenses	0.16	%(b)	0.16%	0.16%	0.15%	0.15%	0.16%
Net investment income	1.16	%(b)	1.17%	1.31%	1.46%	1.84%	2.36%

Portfolio turnover rate	17	%(b)	12%	7%	17%	24%	17%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	Determined on an annualized basis.

50	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2016 (Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.80		$8.85	8.62	9.11	8.79	8.64

Income from Investment Operations
Net investment income	0.13		0.28	0.30	0.30	0.32	0.34
Net gain (loss) on investments (both realized and unrealized)	0.07		(0.05)	0.24	(0.49)	0.34	0.16

Total from investment operations	0.20		0.23	0.54	(0.19)	0.66	0.50

Less Distributions
Net investment income	(0.13)		(0.28)	(0.30)	(0.30)	(0.32)	(0.34)
Net realized gain (a)	—		—	(0.01)	—	(0.02)	(0.01)

Total distributions	(0.13)		(0.28)	(0.31)	(0.30)	(0.34)	(0.35)

Net asset value, end of period	$8.87		$8.80	8.85	8.62	9.11	8.79

Total Return	2.31	%(b)	2.65%	6.37%	(2.05)%	7.63%	5.97%

Ratios/Supplemental Data
Net assets, end of period (millions)	$712.3		$677.3	658.7	639.9	683.5	607.6

Average net asset ratios
Expenses	0.15	%(c)	0.16%	0.15%	0.16%	0.15%	0.16%
Net investment income	2.99	%(c)	3.19%	3.46%	3.46%	3.55%	3.93%

Portfolio turnover rate	5	%(c)	10%	6%	11%	4%	11%

(a)	Net realized gain distributions represent less than $0.01 per share for the year ended November 30, 2013.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	51

P.O. Box 219548
Kansas City, MO 64121-9548

FORWARDING SERVICE REQUESTED

U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

190-4059.17-CH

AP2016/07/9815

7-2016
Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Disclosure information pursuant to Item 2 is not applicable.

Registrant hereby undertakes to provide a copy of the code of ethics that applies to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions to any person upon request, without charge. To request a copy of the code of ethics, contact the registrant at 1-800-447-0740.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Associates’ Funds Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule

30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr. President

Date	July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	July 27, 2016

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	July 27, 2016